SUMMARIZED FINANCIAL INFORMATION FOR PARTLY OWNED SUBSIDIARY - Disclosure of statement of financial position for partly owned subsidiary (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Current assets	$ 27,143	$ 24,291
Non-current assets	10,973	6,603
Current liabilities	(6,269)	(2,609)
Non-current liabilities	(19,237)	(2,176)
Total equity	12,610	26,109	$ 11,611
Focus Medical Herbs Ltd [Member]
Disclosure Of Summarized Financial Information For Partly Owned Subsidiary [Line Items]
Current assets	16,531	7,723
Non-current assets	4,226	3,027
Current liabilities	(11,341)	(3,247)
Non-current liabilities	(2,274)	(1,853)
Total equity	$ 7,142	$ 5,650